Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Trade and Other Receivables

All figures in £ millions	2024	2023
Current
Trade receivables	605	694
Contract assets - unbilled 1	71	–
Investment in finance lease receivable	19	18
Prepayments and other receivables	335	338
	1,030	1,050
Non-current
Trade receivables	9	1
Contract assets - unbilled 1	–	–
Investment in finance lease receivable	64	82
Prepayments and other receivables	52	52
	125	135

1.	In 2024, contract assets - unbilled have been shown separately from trade receivables. The 2023 comparative has not been restated on the grounds of materiality.

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2024	2023
At 1 January	(51)	(69)
Exchange differences	2	2
Income statement movements	(4)	3
Utilised	13	9
Disposal of businesses	–	4
At 31 December	(40)	(51)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2024	2023
Contract assets – unbilled 1	71	–
Within due date and one month past due date	488	564
One to three months past due date	53	83
Three to six months past due date	22	25
Six to nine months past due date	24	12
Nine to 12 months past due date	13	8
More than 12 months past due date	54	54
Gross trade receivables	725	746

1.	In 2024, contract assets - unbilled have been shown separately from trade receivables. The 2023 comparative has not been restated on the grounds of materiality.